Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	50,000,000	50,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized share	500,000,000	500,000,000
Common stock, shares issued	24,410,075	11,806,007
Common stock, shares outstanding	24,410,075	11,806,007
Class C Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized share	40,000,000	40,000,000
Common stock, shares issued	3,213,678	3,213,678
Common stock, shares outstanding	3,213,678	3,213,678